Investment Objectives and Goals	Oct. 13, 2025
Aptus January Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus January Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Aptus January Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.

Aptus April Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus April Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Aptus April Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.

Aptus July Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus July Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Aptus July Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.

Aptus October Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus October Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Aptus October Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.